Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Income Taxes

20. Income Taxes:

20.1 Drybulk and Tanker Segments

Neither the Marshall Islands nor Malta imposes a tax on international shipping income earned by a "non-resident" corporation thereof. Under the laws of the Marshall Islands and Malta, the countries in which Dryships and the vessels owned by subsidiaries of the Company are registered, the Company's subsidiaries (and their vessels) are subject to registration fees and tonnage taxes, as applicable, which have been included in Vessels' operating expenses in the accompanying consolidated statements of operations.

Pursuant to Section 883 of the United States Internal Revenue Code (the "Code") and the regulations there under, a foreign corporation engaged in the international operation of ships is generally exempt from U.S. federal income tax on its U.S.-source shipping income if the foreign corporation meets both of the following requirements: (a) the foreign corporation is organized in a foreign country that grants an "equivalent exemption" to corporations organized in the United States for the types of shipping income (e.g., voyage, time, bareboat charter) earned by the foreign corporation and (b) more than 50% of the value of the foreign corporation's stock is owned, directly or indirectly, by individuals who are "residents" of the foreign corporation's country of organization or of another foreign country that grants an "equivalent exemption" to corporations organized in the United States (the "50% Ownership Test"). For purposes of the 50% Ownership Test, stock owned in a foreign corporation by a foreign corporation whose stock is "primarily and regularly traded on an established securities market" in the United States (the "Publicly-Traded Test") will be treated as owned by individuals who are "residents" in the country of organization of the foreign corporation that satisfies the Publicly-Traded Test.

The Marshall Islands and Malta, the jurisdictions where the Company and its ship-owning subsidiaries are incorporated, each grants an "equivalent exemption" to United States corporations with respect to each type of shipping income earned by the Company's ship-owning subsidiaries. Therefore, the ship-owning subsidiaries will be exempt from United States federal income taxation with respect to U.S.-source shipping income if they satisfy the 50% Ownership Test. The Company believes that each of the Company's Marshall Islands and Malta ship-owning subsidiaries will be entitled to exemption from U.S. federal income tax in respect of their U.S. source shipping income.

The Company believes that it satisfied the Publicly-Traded Test for its 2011, 2012 and 2013 Taxable Years and therefore 100% of the stock of its Marshall Islands and Malta ship-owning subsidiaries will be treated as owned by individuals "resident" in the Marshall Islands. As such, each of the Company's Marshall Islands and Malta ship-owning subsidiaries will be entitled to exemption from U.S. federal income tax in respect of their U.S. source shipping income. The Company's ship-owning subsidiaries intend to take such position on their U.S. federal income tax returns for the 2013 taxable year.

20.2 Drilling Segment:

Ocean Rig UDW operates through its various subsidiaries in a number of countries throughout the world. Income taxes have been provided based upon the tax laws and rates in the countries in which operations are conducted and income is earned. The countries in which the Company operates have taxation regimes with varying nominal rates, deductions, credits and other tax attributes. Consequently, there is not an expected relationship between the provision for/or benefit from income taxes and income or loss before income taxes.

The components of the Company's income/ (losses) before taxes are as follows:

The components of the Company's tax expense were as follows:

	Year ended December 31,
	2011	2012	2013
Domestic income/(loss) (Marshall Islands)	$190,940	$(67,582)	$170,645
Foreign loss	(68,214)	(20,797)	(62,731)

Total income/(loss) before taxes	$122,726	$(88,379)	$107,914

The components of the Company's tax expense were as follows:

	Year ended December 31,
	2011	2012	2013
Current Tax expense	$27,637	$43,957	$44,591
Deferred Tax expense	(209)	-	-
Income taxes	$27,428	$43,957	$44,591
Effective tax rate	22.3%	-49.7%	41.3%

The current tax expense is mainly related to withholding tax based on total contract revenue or bareboat fees. In 2013 approximately 72% of the current tax expense was related to withholding tax in Angola, Tanzania, Sierra Leone, Liberia and Gabon. In 2012, approximately 81% of the current tax expense was related to withholding tax in Angola, Equatorial Guinea, Ivory Coast and Ghana, while in 2011 approximately 95% of the current tax expense was related to withholding tax in Ghana, Tanzania and Turkey. Taxes have not been reflected in other comprehensive income/(loss) since the valuation allowances would result in no recognition of deferred tax.

	Year ended December 31,
Reconciliation of total tax expense:	2011	2012	2013
Change in valuation allowance	$(41,870)	$6,311	$-
Differences in tax rates	(3,288)	(3,896)	89
Effect of permanent differences	2	120	-
Adjustments in respect to current income tax of previous years	(766)	184	683
Tax rate on interest	(3,318)	(1,599)	742
Effect of exchange rate differences	-	-	7
Income tax	26,132	42,837	43,070

Loss of tax loss carry forward because of liquidation	50,536	-	-

Total	$27,428	$43,957	$44,591

Ocean Rig UDW has from 2011 elected to use the statutory tax rate for each year based upon the location where the largest parts of its operations were domiciled. During 2011, 2012 and 2013, most of its activities were in Marshall Islands with tax rate of zero.

Ocean Rig UDW is subject to changes in tax laws, treaties, regulations and interpretations in and between the countries in which its subsidiaries operate. A material change in these tax laws, treaties, regulations and interpretations could result in a higher or lower effective tax rate on worldwide earnings.

Deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Company's assets and liabilities at the applicable tax rates in effect. The significant components of deferred tax assets and liabilities are as follows:

	Year ended December 31,
	2012	2013
Deferred tax assets
Net operations loss carry forward	$8,707	$1,723
Accelerated depreciation of assets	107	65
Pension	1,136	608
Total deferred tax assets	$9,950	$2,396
Less: valuation allowance	(9,950)	(2,396)
Total deferred tax assets, net	$-	$-
	1	1

A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. The Company provides a valuation allowance to offset deferred tax assets for net operating losses ("NOL") incurred during the year in certain jurisdictions and for other deferred tax assets where, in the Company's opinion, it is more likely than not that the financial statement benefit of these losses will not be realized. The Company provides a valuation allowance for foreign tax loss carry forward to reflect the possible expiration of these benefits prior to their utilization. As of December 31, 2013, the valuation allowance for deferred tax assets is increased from $9,950 in 2012 to $2,396 in 2013 reflecting a decrease in net deferred tax assets during the year. The decrease is primarily a result of no operations in the Falkland Islands during 2013.

The Company's income tax returns are subject to review and examination in the various jurisdictions in which the Company operates. The Company's tax returns in the major jurisdictions in which it operates are generally subject to examination for periods ranging from three to six years. As of December 31, 2013, the Company was not subject to any examination on tax matters.

The amount of current tax income recognized during the years ended December 31, 2011, 2012 and 2013, from the settlement of disputes with tax authorities and the expiration of statute of limitations was insignificant. All earnings in foreign jurisdictions are permanently reinvested as the earnings are needed for working capital needs. Hence, no deferred tax liability has been recognized.